Key management compensation and related party transactions (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of key management compensation [Table Text Block]
	2023	2022	2021
Professional, other fees, and salaries	$214,914	$133,517	$107,201
Stock-based compensation	82,946	-	227,500
	$297,860	$133,517	$334,701